Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
5.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)

Prepaid expenses (1)	10,658,844	8,967,145	1,439,326
Staff advances (2)	5,012,447	5,072,831	814,246
Advances to suppliers	4,046,085	2,576,970	413,632
Rental deposits	1,985,049	658,661	105,722
Tax receivable	2,333,537	1,313,401	210,815
VAT refundable (3)	24,802,871	115,015,077	18,461,193
Interest receivable	6,721,682	5,263,501	844,850
Proceeds receivable on deconsolidation of a subsidiary (4)	28,625,000	—	—
Advances to shareholder of Beijing Giant Zhengtu	7,500,000	3,750,000	601,917
Stock options exercise receivables (5)	156,080	42,971,091	6,897,336
Receivable from sales of land use right (6)	—	34,040,054	5,463,805
Prepaid game distribution license fee (7)	14,392,878	—	—
Others	5,717,355	16,817,306	2,699,364

Total	111,951,828	236,446,037	37,952,206

(1)	Prepaid expenses mainly relate to prepayments for insurance and Internet Data Center (“IDC”) services or space rental and facilities.
(2)	Staff advances mainly relate to cash advances given to certain employees for use during business operations.
(3)	VAT refundable related to 14% VAT refund to the software companies such as Zhengtu Information, Zhengju Information, Jujia Network, Juhuo Network and Snow Wolf Software as a tax incentive. Such tax incentive will typically be received within one year from declaration to the tax bureau.
(4)	The Group had a receivable due from the shareholder of Beijing Giant Zhengtu amounting to RMB 28,625,000 due to the disposition of Beijing Giant Zhengtu in 2010, which was paid in full in April 2012.
(5)

Starting from 2008, the Company used a 3rd party broker to facilitate the cashless exercise of share options by employees, which the balance as at December 31, 2012, represents the fact that a large number of option exercises occurred late in the fourth quarter.

(6)	In May 2012, the Zhuhai Land and Resources Bureau (the “Zhuhai Bureau”) decided to retrieve a parcel of land the Company purchased from it back in 2009 with consideration almost equaling to the original purchase price of RMB85,100,136 (US$13,659,514). The Company received RMB51,060,082 (US$8,195,708) from the Zhuhai Bureau as at December 31, 2012 and the remaining balance of RMB34,040,054 (US$5,463,805) is expected to be received within one year according to the repayment schedule.
(7)	During January 2010, and February 2010, respectively, the Group entered into third party online game license agreements, to which the Group was required to make certain upfront payments totaling RMB14,392,878, which was recorded as a prepaid game distribution license fee as of December 31, 2011. During the year ended December 31, 2012, this amount was reclassified to other assets upon the commercial launch of the respective games and will be amortized over three years.